Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Quarterly Results Of Operations

Our unaudited quarterly results of operations for the year ended December 31, 2011 are summarized in the table below.

	Three months ended
(Amounts in millions, except per share amounts)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$2,568	$2,655	$2,521	$2,624

Total benefits and expenses	$2,455	$2,760	$2,508	$2,439

Net income (loss)	$93	$(100)	$20	$175

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$59	$(136)	$(16)	$142

Net income (loss) available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.12	$(0.28)	$(0.03)	$0.29

Diluted	$0.12	$(0.28)	$(0.03)	$0.29

Weighted-average common shares outstanding:
Basic	490.1	490.6	490.8	490.9
Diluted (1)	494.4	490.6	490.8	492.7

(1)

As a result of our net loss for the three months ended June 30, 2011 and September 30, 2011, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 3.7 million and 1.7 million, respectively, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.3 million and 492.5 million, respectively, for the three months ended June 30, 2011 and September 30, 2011.

Our unaudited quarterly results of operations for the year ended December 31, 2010 are summarized in the table below.

	Three months ended
(Amounts in millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Total revenues	$2,421	$2,410	$2,667	$2,591

Total benefits and expenses (1)	$2,332	$2,362	$2,548	$2,900

Net income (loss)	$195	$59	$115	$(174)

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$161	$24	$76	$(209)

Net income (loss) available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.33	$0.05	$0.15	$(0.43)

Diluted	$0.33	$0.05	$0.15	$(0.43)

Weighted-average common shares outstanding:
Basic	488.8	489.1	489.5	489.6
Diluted (2)	493.5	494.2	493.9	489.6

(1)	Included in the three months ended December 31, 2010 were increased losses in our U.S. mortgage insurance business.
(2)

As a result of our net loss for the three months ended December 31, 2010, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 4.4 million, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.0 million for the three months ended December 31, 2010.